Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	NEW COVENANT FUNDS
Central Index Key	0001070222
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Oct. 31, 2016
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Prospectus:
Trading Symbol	NCBGX
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Prospectus:
Trading Symbol	NCBIX